Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.34%
Communication services: 4.41%
Entertainment: 1.82%
Warner Music Group Corp. Class A	104,830	$3,751,866
Media: 2.59%
Omnicom Group, Inc.	61,930	5,357,564
Consumer discretionary: 17.00%
Automobile components: 2.07%
Gentex Corp.	130,688	4,268,270
Distributors: 1.45%
LKQ Corp.	62,780	3,000,256
Household durables: 4.03%
Helen of Troy Ltd.†	50,489	6,099,576
Whirlpool Corp.	18,240	2,221,085
		8,320,661
Leisure products: 1.74%
Hasbro, Inc.	70,470	3,598,198
Specialty retail: 4.45%
American Eagle Outfitters, Inc.	228,110	4,826,807
CarMax, Inc.†	56,840	4,361,902
		9,188,709
Textiles, apparel & luxury goods: 3.26%
Gildan Activewear, Inc.	149,760	4,951,066
Hanesbrands, Inc.†	396,018	1,766,240
		6,717,306
Consumer staples: 1.11%
Food products: 1.11%
Ingredion, Inc.	21,190	2,299,751
Energy: 1.66%
Oil, gas & consumable fuels: 1.66%
Williams Cos., Inc.	98,340	3,425,182
Financials: 24.09%
Banks: 4.23%
Glacier Bancorp, Inc.	72,020	2,975,866
M&T Bank Corp.	22,620	3,100,750
PNC Financial Services Group, Inc.	17,150	2,655,678
		8,732,294
See accompanying notes to portfolio of investments
Allspring C&B Mid Cap Value Fund | 1

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Capital markets: 5.09%
Brookfield Asset Management Ltd. Class A	120,740	$4,850,126
State Street Corp.	72,890	5,646,059
		10,496,185
Consumer finance: 2.02%
Discover Financial Services	37,140	4,174,536
Financial services: 2.06%
Essent Group Ltd.	80,530	4,247,152
Insurance: 10.69%
Allstate Corp.	13,520	1,892,529
Fidelity National Financial, Inc.	116,787	5,958,473
Globe Life, Inc.	44,850	5,459,142
Markel Group, Inc.†	2,880	4,089,312
RenaissanceRe Holdings Ltd.	23,861	4,676,756
		22,076,212
Health care: 11.93%
Health care equipment & supplies: 8.33%
Baxter International, Inc.	103,910	4,017,160
Dentsply Sirona, Inc.	136,120	4,844,511
Integra LifeSciences Holdings Corp.†	79,723	3,471,937
Teleflex, Inc.	19,520	4,867,117
		17,200,725
Health care providers & services: 2.03%
Laboratory Corp. of America Holdings	18,450	4,193,501
Pharmaceuticals: 1.57%
Perrigo Co. PLC	100,830	3,244,709
Industrials: 22.63%
Aerospace & defense: 4.06%
BWX Technologies, Inc.	48,400	3,713,732
Woodward, Inc.	34,277	4,666,128
		8,379,860
Building products: 2.08%
Armstrong World Industries, Inc.	43,740	4,300,517
Commercial services & supplies: 2.15%
RB Global, Inc.	66,441	4,444,238
Electrical equipment: 3.59%
Acuity Brands, Inc.	20,350	4,168,291
AMETEK, Inc.	19,670	3,243,386
		7,411,677
Machinery: 4.95%
Esab Corp.	36,490	3,160,764
See accompanying notes to portfolio of investments
2 | Allspring C&B Mid Cap Value Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Machinery(continued)
Gates Industrial Corp. PLC†	232,860	$3,124,981
Stanley Black & Decker, Inc.	40,030	3,926,943
		10,212,688
Trading companies & distributors: 5.80%
AerCap Holdings NV†	114,730	8,526,734
Ashtead Group PLC	12,160	3,456,480
		11,983,214
Information technology: 9.15%
Electronic equipment, instruments & components: 4.47%
Arrow Electronics, Inc.†	34,716	4,244,031
TE Connectivity Ltd.	35,425	4,977,213
		9,221,244
Semiconductors & semiconductor equipment: 1.62%
MKS Instruments, Inc.	32,513	3,344,612
Software: 3.06%
Open Text Corp.	150,550	6,326,111
Real estate: 3.35%
Real estate management & development: 1.80%
CBRE Group, Inc. Class A†	39,940	3,718,015
Specialized REITs : 1.55%
Crown Castle, Inc.	27,800	3,202,282
Utilities: 2.01%
Gas utilities: 2.01%
Atmos Energy Corp.	35,790	4,148,061
Total common stocks (Cost $144,782,440)		200,985,596

		Yield
Short-term investments: 2.94%
Investment companies: 2.94%
Allspring Government Money Market Fund Select Class♠∞		5.28%	6,062,940	6,062,940
Total short-term investments (Cost $6,062,940)				6,062,940
Total investments in securities (Cost $150,845,380)	100.28%			207,048,536
Other assets and liabilities, net	(0.28)			(582,481)
Total net assets	100.00%			$206,466,055

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring C&B Mid Cap Value Fund | 3

Portfolio of investments—December 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$12,724,029	$30,037,280	$(36,698,369)	$0	$0	$6,062,940	6,062,940	$107,209
See accompanying notes to portfolio of investments
4 | Allspring C&B Mid Cap Value Fund

Notes to portfolio of investments—December 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$9,109,430	$0	$0	$9,109,430
Consumer discretionary	35,093,400	0	0	35,093,400
Consumer staples	2,299,751	0	0	2,299,751
Energy	3,425,182	0	0	3,425,182
Financials	49,726,379	0	0	49,726,379
Health care	24,638,935	0	0	24,638,935
Industrials	46,732,194	0	0	46,732,194
Information technology	18,891,967	0	0	18,891,967
Real estate	6,920,297	0	0	6,920,297
Utilities	4,148,061	0	0	4,148,061
Short-term investments
Investment companies	6,062,940	0	0	6,062,940
Total assets	$207,048,536	$0	$0	$207,048,536
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring C&B Mid Cap Value Fund | 5